Provisions and Other Non-current Liabilities - Summary of Financial and Demographic Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Defined benefit duration for which lower discount rates are used	7 to 10 years
Defined benefit duration for which higher discount rates are used	More than 10 years